Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Operating Lease Costs
The following table sets forth information about the Company’s operating lease costs for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Operating lease cost:	$18,278	$12,986
Short-term lease cost	768	310
Total lease costs	$19,046	$13,296
The following table sets forth supplemental information about the leases for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
ROU assets obtained in exchange for new operating lease liabilities	$48,807	$21,853
Weighted-average remaining lease term – operating leases	8.52 years	10.16 years
Weighted-average discount rate – operating leases	6.54%	5.86%
The following table sets forth information about the Company’s operating lease costs for the three and six months ended June 30, 2024 and June 30, 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Operating lease cost	$5,189	$4,291	$10,787	$7,823
Short-term lease cost	403	113	727	223
Total lease costs	$5,592	$4,404	$11,514	$8,046
The following table sets forth supplemental cash flow information about the leases for the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30,
	2024	2023
ROU assets obtained in exchange for new operating lease liabilities	$3,571	$23,507
Supplemental balance sheet information related to the leases is as follows:

	June 30, 2024	December 31, 2023
Weighted-average remaining lease term – operating leases	9.20 years	8.52 years
Weighted-average discount rate – operating leases	6.63%	6.54%

Schedule of Future Minimum Lease Payments
The Company’s future lease payments under non-cancellable operating leases as of December 31, 2023 are as follows:

Fiscal Year	Amount
2024	$22,733
2025	20,547
2026	17,670
2027	12,299
2028	5,585
Thereafter	40,696
Total undiscounted cash flows	119,530
Less: Imputed interest	(33,523)
Present value of lease liabilities	$86,007
The Company’s future lease payments under operating leases as of June 30, 2024 are as follows:

Fiscal Year	Amount
Remainder of 2024	$9,849
2025	18,099
2026	15,622
2027	10,444
2028	4,561
Thereafter	40,742
Total undiscounted cash flows	99,317
Less: Imputed interest	(30,079)
Present value of lease liabilities	$69,238